UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act File Number: 811-21836

                                  Giant 5 Funds
               (Exact name of registrant as specified in charter)

                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
               (Address of principal executive offices)(zip code)

                                Michael G. Willis
                                The Willis Group
                           128 South Tejon, Suite 150
                           Colorado Springs, CO 80903
                         (Name and address of agent for service)

       Registrant's telephone number, including area code: (719-884-7500)

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

GIANT 5 TOTAL INVESTMENT SYSTEM
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                                                               Shares or
                                                                                               Principal
                       Security Description                                                      Amount          Value
                       --------------------                                                      ------          -----
INVESTMENT COMPANIES - 97.7%
   Alpine International Real Estate Equity Fund, Class Y                                          10,970     $   334,138
   BlackRock Global Resources Fund, Class I                                                       39,403       3,648,284
   Cohen & Steers Asia Pacific Realty Shares, Inc., Class I                                       81,367         863,304
   E.I.I. International Property Fund, Class I                                                   134,880       2,267,326
   Fidelity Select Industrials Materials Portfolio                                                49,357       3,039,881
   First American Real Estate Securities Fund, Class Y                                            28,588         496,855
   First Eagle Global Fund, Class I                                                               34,861       1,521,330
   First Eagle Overseas Fund, Class I                                                             67,135       1,527,326
   Franklin Mutual European Fund, Class Z                                                         17,375         394,755
   ICON Materials Fund                                                                           109,198       1,439,225
   Ivy European Opportunities Fund, Class I                                                        3,008          99,719
   Ivy Global Natural Resources Fund, Class I                                                     98,802       4,094,366
   JPMorgan Small Cap Equity Fund, Class S                                                         1,000          29,690
   Loomis Sayles Fixed Income Fund, Class I                                                      232,918       3,160,700
   Matthews China Fund                                                                            48,415       1,462,133
   Matthews India Fund                                                                            21,815         333,988
   Metzler/Payden European Emerging Markets Fund                                                  11,823         402,223
   Morgan Stanley Institutional Fund, Inc., International Real Estate Portfolio, Class A           7,096         153,476
   Morgan Stanley Institutional Portfolio Fund, Inc., US Real Estate Portfolio, Class I          123,161       1,847,418
   Oppenheimer International Bond Fund, Class Y                                                  453,417       2,933,608
   T. Rowe Price Latin America Fund                                                                3,272         181,865
   U.S. Global Investors Accolade Funds, Eastern European Fund                                    13,213         200,444
   Vanguard Energy Fund, Admiral Shares                                                           13,355       2,302,289
   Vanguard Short-Term Investment Grade Fund, Admiral Shares                                       9,953         104,603
                                                                                                             -----------

TOTAL INVESTMENT COMPANIES
 (COST $31,888,156)                                                                                           32,838,946

SHORT-TERM INVESTMENTS - 2.2%
   UMB Bank Money Market Fiduciary, 0.930%, 7/1/2008 (a)                                     $   740,470     $   740,470
                                                                                                             -----------

TOTAL SHORT-TERM INVESTMENTS
 (COST $740,470)                                                                                                 740,470
                                                                                                             -----------


TOTAL INVESTMENTS - 99.9%
 (COST $32,628,626)                                                                                           33,579,416
Other Assets less Liabilities - 0.1%                                                                              47,147
                                                                                                             -----------
NET ASSETS - 100.0%                                                                                          $33,626,563
                                                                                                             ===========

(a) Variable rate security; the rate shown represents the rate at June 30, 2008.

See Notes to the Schedule of Investments

GIANT 5 TOTAL INDEX SYSTEM
SCHEDULE OF INVESTMENTS
JUNE 30, 2008 (UNAUDITED)

                                                                    Shares or
                                                                    Principal
                       Security Description                           Amount        Value
                       --------------------                           ------        -----
EXCHANGE TRADED FUNDS - 99.3%
   Claymore/AlphaShares China Real Estate ETF *                       10,000     $   172,400
   DJ Wilshire REIT ETF                                               11,483         755,581
   Energy Select Sector SPDR Fund                                     11,133         985,048
   First Trust ISE Chindia Index Fund                                 39,000         773,760
   iShares Dow Jones US Basic Materials Sector Index Fund              6,776         572,233
   iShares Lehman 1-3 Year Treasury Bond Fund                          1,000          82,890
   iShares MSCI EMU Index Fund                                           760          74,472
   iShares S&P Europe 350 Index Fund                                   6,792         660,318
   iShares S&P Global Energy Sector Index Fund                        11,395       1,738,877
   PowerShares FTSE RAFI Basic Materials Sector Portfolio              7,900         514,922
   PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio           3,000         129,900
   PowerShares FTSE RAFI Energy Sector Portfolio                       4,240         349,206
   PowerShares FTSE RAFI U.S. 1000 Portfolio                          17,955         874,588
   PowerShares FTSE RAFI U.S. 1500 Small-Mid Portfolio                12,070         569,221
   PowerShares Golden Dragon Halter USX China Portfolio               10,000         247,900
   PowerShares WilderHill Clean Energy Portfolio                       4,000          78,200
   SPDR DJ Wilshire International Real Estate ETF                     26,500       1,243,645
   SPDR Lehman International Treasury Bond ETF                        42,503       2,344,892
   SPDR S&P Oil & Gas Equipment & Services ETF                         6,000         306,420
   SPDR S&P Oil & Gas Exploration & Production ETF                     4,000         281,120
   Vanguard Information Technology Index ETF                          10,000         530,500
   Vanguard Long-Term Bond ETF                                         7,000         523,250
   Vanguard Materials ETF                                             15,524       1,397,315
   Vanguard  REIT ETF                                                 23,000       1,343,660
   Vanguard Total Bond Market ETF                                     22,800       1,738,500
   WisdomTree International Basic Materials Sector Fund               57,750       2,223,376
   WisdomTree International Energy Sector Fund                        30,500       1,143,140
   WisdomTree International MidCap Dividend Fund                       4,000         235,600
   WisdomTree International Real Estate Fund                          20,000         736,400
   WisdomTree International SmallCap Dividend Fund                     3,500         197,645
                                                                                 -----------

TOTAL EXCHANGE TRADED FUNDS
 (COST $23,061,425)                                                               22,824,979
                                                                                 -----------

SHORT-TERM INVESTMENTS - 0.3%
   UMB Bank Money Market Fiduciary, 0.930%, 7/1/2008 (a)         $    75,140     $    75,140
                                                                                 -----------

TOTAL SHORT TERM INVESTMENTS
 (COST $75,140)                                                                       75,140
                                                                                 -----------

TOTAL INVESTMENTS - 99.6%
 (COST $23,136,565)                                                               22,900,119
Other Assets less Liabilities - 0.4%                                                  96,235
                                                                                 -----------
NET ASSETS - 100.0%                                                              $22,996,354
                                                                                 ===========

* Non-income producing

(a) Variable rate security; the rate shown represents the rate at June 30, 2008.

See Notes to the Schedule of Investments

Percentages indicated are based on net assets.

                                  GIANT 5 FUNDS
                   NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS
                                  JUNE 30, 2008
                                   (unaudited)

1. ORGANIZATION

Giant 5 Funds (the "Trust") was organized as a trust under the laws of the State of Delaware on November 9, 2005. The Trust is an open-ended investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. The trust currently offers shares of two series, each of which has different and distinct investment objectives and policies: the Giant 5 Total Investment System and the Giant 5 Total Index System (individually a "Fund", collectively the "Funds").

The investment objective for each Fund is to seek total return. To pursue its investment objective, the Giant 5 Total Investment System will make investments primarily in other mutual funds that are not affiliated with the Fund. To pursue its investment objective, the Giant 5 Total Index System will primarily invest in unaffiliated index funds and exchange traded funds.

Each Fund is non-diversified, as that term is defined in the 1940 Act, and each Fund is a "fund of funds," which means that each Fund invests in other mutual funds and exchange traded funds ("Underlying Funds").

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by Trust in the preparation of its schedules of portfolio investments. These policies are in conformity with accounting principles generally accepted in the Untied States of America ("GAAP"). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts at the date of the schedules of portfolio investments. Actual results could differ from those estimates.

SECURITY VALUATION

The value of assets in a Fund's portfolio is determined on the basis of their market value, or where market quotations are not readily available or are deemed unreliable due to a significant event or otherwise, based on fair value as determined in good faith in accordance with the procedures established by, and under the general supervision of, the Funds' Board of Trustees. The Funds may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Funds do not price their shares. The value of portfolio securities held by the Funds may change on days when shareholders will not be able to purchase or redeem shares.

As noted above each Fund is a fund of funds, primarily invested in Underlying Funds that have their own internal fair pricing and valuation procedures. Due to this structure, the Underlying Funds policies will be used in the daily calculation of their net asset value per share ("NAV"), which will, in turn, be used in calculating the Funds' NAVs. If for any reason, an Underlying Fund does not provide its NAV to the Fund in timely fashion for the Fund's NAV calculation, the last available NAV for that Underlying Fund will be used for valuation purposes.

A Fund will fair value price its securities when market quotations are not readily available. Generally, this would include securities for which trading has been halted, securities whose value has been materially affected by the occurrence of a significant event (as defined below), securities whose price has become stale (i.e., the market price has remained unchanged for five business days), and other securities where a market price is not available from either a national pricing service or broker. In addition, the Pricing Committee will review exception priced securities (i.e., securities for which the market value is provide by a quote from a single broker rather than a national pricing service) on a quarterly basis. In these situations, the Pricing committee will employ certain Board-approved methodologies to determine a fair value for the securities. Fair valuations will be reviewed by the Board of Trustees on a quarterly basis. Fair value pricing should result in a more accurate determination of a Fund's net asset value price, which should eliminate the potential for stale pricing arbitrage opportunities in a Fund. However, fair value pricing involves the risk that the values used by a Fund to price its investments may be different from those used by other investment companies and investors to price the same investments.

A "significant event" is one that occurred prior to a Fund's valuation time, is not reflected in the most recent market price of a security, and materially affects the value of a security. Generally, such "significant events" relate to developments in foreign securities that occur after the close of trading in their respective markets. The Fund's accounting agent may obtain fair value prices of foreign securities through utilization of a Fair Value Pricing Service previously approved by the Board where a movement in the U.S. equities market is sufficiently large to constitute a trigger established by the Pricing Committee.

FEDERAL INCOME TAXES:

At June 30, 2008, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes for the Giant 5 Total Investment System and Giant 5 Total Index System were as follows:

                                  Giant 5 Total Investment System         Giant 5 Total Index System
Cost of Investments                           $ 32,641,779                       $ 23,135,976

Gross unrealized appreciation                 $  2,992,060                       $  1,439,516
Gross unrealized depreciation                   (2,054,423)                        (1,675,373)
                                              ------------                       ------------
Net unrealized appreciation
(depreciation) on investments                 $    937,637                       $   (235,857)

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.


INVESTMENT TRANSACTIONS:

Investment transactions are recorded on a trade date plus one basis, except for on the last day of the fiscal quarter end, when they are recorded on trade date. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on the costs of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization of accretion of premium or discount.

Footnote Disclosure

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o Level 1 - quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

      o Level 3 - significant observable inputs, including the Fund's own assumptions in determining the fair value of investments

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's net assets as of 06/30/2008:

                      Giant 5 Total Investment System Fund

--------------------------------------------------------------------------------
Valuation Inputs                   Investment in Securities      Other Financial
                                                                 Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                  $33,579,416
--------------------------------------------------------------------------------
Level 2 - Other Significant                   0
Observable Inputs
--------------------------------------------------------------------------------
Level 3 - Significant                         0
Unobservable Inputs
--------------------------------------------------------------------------------
Total                                    $33,579,416
--------------------------------------------------------------------------------

                         Giant 5 Total Index System Fund

--------------------------------------------------------------------------------
Valuation Inputs                   Investment in Securities      Other Financial
                                                                 Instruments*
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                  $22,900,119
--------------------------------------------------------------------------------
Level 2 - Other Significant                   0
Observable Inputs
--------------------------------------------------------------------------------
Level 3 - Significant                         0
Unobservable Inputs
--------------------------------------------------------------------------------
Total                                    $22,900,119
--------------------------------------------------------------------------------

* Other financial instruments are derivatives instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investment.

ITEM 2. CONTROLS AND PROCEDURES

a) The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Act")) as of a date within 90 days of the filing of this report and have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized, reported and made known to them by others within the Registrant and by the Registrant's service providers.

b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter ended June 30, 2008 that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

         Exhibit No.                Description of Exhibit
         -----------                ----------------------
         99.1                       Certification of Principal Executive Officer
         99.2                       Certification of Principal Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Giant 5 Funds

/s/ Michael G. Willis
------------------------------
By: Michael G. Willis
President
August 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael G. Willis
------------------------------
By: Michael G. Willis
President
(Principal Executive Officer)
August 27, 2008

/s/ Paul D. Myers
------------------------------
By: Paul D. Myers
Treasurer
(Principal Financial Officer)
August 27, 2008